DIVIDENDS	12 Months Ended
Dec. 31, 2018
Disclosure of dividends [Abstract]
DIVIDENDS
36	DIVIDENDS

On 31 March 2017, an interim dividend of US$334.60 per share, amounting to US$1,674,000 was declared and paid from Grindrod Shipping (South Africa) Pty Ltd to the ultimate holding company at that time, Grindrod Limited.